RISK MANAGEMENT - Risk of Changes in Mortality (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Mortality Rate
Disclosure of detailed information about financial instruments [line items]
Rate increase	10.00%
Impact on comprehensive income, increase	$ (1)
Rate decrease	10.00%
Impact on comprehensive income, decrease	$ 1
Yield
Disclosure of detailed information about financial instruments [line items]
Rate increase	0.50%
Impact on comprehensive income, increase	$ (11)
Rate decrease	0.50%
Impact on comprehensive income, decrease	$ 12